ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND
Unaudited		February 28, 2007
Portfolio of Investments †	$ Par/Shares	Value
(Amounts in 000s)

CORPORATE BONDS 84.7%
Aerospace & Defense 1.8%
BE Aerospace, 8.875%, 5/1/11	175	180
Continental Airlines, 8.75%, 12/1/11	1,200	1,205
Delta Airlines, 7.90%, 12/15/09 (1)	1,300	767
Gencorp, 9.50%, 8/15/13	1,625	1,721
L-3 Communications, 6.375%, 10/15/15	1,625	1,615
Moog, 6.25%, 1/15/15	900	890
Sequa, 9.00%, 8/1/09	525	555
Transdigm, 7.75%, 7/15/14	975	1,005
		7,938
Automotive 5.4%
Accuride, 8.50%, 2/1/15	1,000	1,015
Adesa, 7.625%, 6/15/12	850	861
American Axle & Manufacturing, 7.875%, 3/1/17	425	426
Autonation, 7.00%, 4/15/14	415	422
Autonation, VR, 7.36%, 4/15/13	750	764
Commercial Vehicle Group, 8.00%, 7/1/13	250	254
Cooper Standard Automotive, 8.375%, 12/15/14	1,300	1,079
Ford Motor Credit, VR, 9.81%, 4/15/12	5,825	6,305
General Motors, 7.125%, 7/15/13	550	522
General Motors, 7.20%, 1/15/11	1,500	1,459
General Motors, 7.70%, 4/15/16	175	167
General Motors, 8.375%, 7/15/33	3,375	3,126
Goodyear Tire & Rubber, 8.625%, 12/1/11 (2)	1,775	1,890
Goodyear Tire & Rubber, VR, 9.14%, 12/1/09 (2)	1,225	1,236
Insurance Auto Auctions, 11.00%, 4/1/13	675	759
Lear, 8.75%, 12/1/16	350	339
Tenneco Automotive, 8.625%, 11/15/14	2,050	2,152
UCI Holdings, PIK, 12.365%, 12/15/13 (2)	850	849
		23,625
Beverages 0.1%
Cott Beverages, 8.00%, 12/15/11	375	385
		385
Broadcasting 2.6%
Allbritton Communications, 7.75%, 12/15/12	2,025	2,086
Barrington Broadcasting, 10.50%, 8/15/14 (2)	625	655
Canadian Satellite Radio, 12.75%, 2/15/14	525	539
Fisher Communications, 8.625%, 9/15/14	375	400
Gray Communications, 9.25%, 12/15/11	1,125	1,174
Lamar Media Corp., 6.625%, 8/15/15	850	835
Nexstar Finance, 7.00%, 1/15/14	750	722
Nexstar Finance, STEP, 0.00%, 4/1/13	1,225	1,161
Sinclair Broadcast Group, 8.00%, 3/15/12	1,280	1,322
Sirius Satellite Radio, 9.625%, 8/1/13	1,050	1,060
XM Satellite, 9.75%, 5/1/14	1,475	1,490
		11,444
Building & Real Estate 0.6%
Hovnanian Enterprises, 6.50%, 1/15/14	300	290
Hovnanian Enterprises, 7.75%, 5/15/13	125	127
KB Home, 6.25%, 6/15/15	1,125	1,080
Meritage Homes, 6.25%, 3/15/15	725	681
Mobile Mini, 9.50%, 7/1/13	601	645
		2,823
Building Products 1.1%
Associated Materials, STEP, 0.00%, 3/1/14	1,125	841
Collins & Aikman Floorcoverings, 9.75%, 2/15/10	1,125	1,156
Interface, 9.50%, 2/1/14	100	108
Interface, 10.375%, 2/1/10	1,075	1,196
Texas Industries, 7.25%, 7/15/13	1,250	1,293
		4,594
Cable Operators 1.6%
Charter Communication, 10.25%, 9/15/10	1,775	1,868
CSC Holdings, 7.25%, 7/15/08	1,360	1,377
CSC Holdings, 7.875%, 12/15/07	250	253
Insight Midwest / Insight Capital, 9.75%, 10/1/09	50	51
Kabel Deutschland, 10.625%, 7/1/14	850	952
Mediacom Broadband, 8.50%, 10/15/15	250	256
Rainbow National Services, 8.75%, 9/1/12 (2)	300	319
Rogers Cable, 6.75%, 3/15/15	500	524
Shaw Communications, 8.25%, 4/11/10	350	373
Videotron, 6.375%, 12/15/15	100	98
Videotron, 6.875%, 1/15/14	950	962
		7,033
Chemicals 2.7%
Crystal U.S. Holdings, 9.625%, 6/15/14	1,000	1,105
Hercules, 6.75%, 10/15/29	675	674
Hexion US Finance/Nova Scotia, 9.75%, 11/15/14 (2)	1,675	1,784
Hexion US Finance/Nova Scotia, VR, 9.86%, 11/15/14 (2)	425	439
Huntsman International, 7.875%, 11/15/14 (2)	1,900	1,957
INEOS Group Holdings, 8.50%, 2/15/16 (2)	1,450	1,410
Invista, 9.25%, 5/1/12 (2)	875	936
KI Holdings, STEP, 0.00%, 11/15/14	750	628
Koppers Industry, 9.875%, 10/15/13	500	546
Nell AF SARL, 8.375%, 8/15/15 (2)	1,025	1,089
Rockwood Specialties, 10.625%, 5/15/11	193	204
Terra Capital, 7.00%, 2/1/17 (2)	825	822
		11,594
Consumer Products 2.7%
AAC Group, STEP, 0.00%, 10/1/12	675	607
Acco Brands, 7.625%, 8/15/15	850	851
American Achievement Group, PIK, 14.75%, 10/1/12	617	661
American Greetings, 7.375%, 6/1/16	425	439
Couche-Tard, 7.50%, 12/15/13	1,000	1,025
FTD, 7.75%, 2/15/14	1,106	1,106
Jostens, STEP, 0.00% , 12/1/13	1,850	1,688
Jostens IH, 7.625%, 10/1/12	800	814
K2, 7.375%, 7/1/14	700	708
Pantry, 7.75%, 2/15/14	775	777
Sealy Mattress, 8.25%, 6/15/14	925	976
Simmons, 7.875%, 1/15/14	700	723
Simmons, STEP, 0.00% , 12/15/14	1,050	871
Susser, 10.625%, 12/15/13	454	502
		11,748
Container 1.5%
AEP Industries, 7.875%, 3/15/13	675	687
Ball, 6.875%, 12/15/12	175	179
Berry Plastics, 8.875%, 9/15/14	725	750
Berry Plastics, VR, 9.235%, 9/15/14	400	412
BWAY, STEP, 10.00%, 10/15/10	625	655
Covalence Specialty Materials, 10.25%, 3/1/16 (2)	625	594
Graham Packaging, 8.50%, 10/15/12	400	406
Owens Brockway Glass Container, 8.25%, 5/15/13	700	731
Owens Brockway Glass Container, 8.75%, 11/15/12	1,250	1,322
Owens Brockway Glass Container, 8.875%, 2/15/09	100	102
Owens-Illinois, 7.35%, 5/15/08	50	50
Plastipak Holdings, 8.50%, 12/15/15 (2)	200	213
Silgan, 6.75%, 11/15/13	350	350
		6,451
Energy 6.3%
Amerigas Partners, 7.125%, 5/20/16	1,825	1,839
Amerigas Partners, 7.25%, 5/20/15	350	356
Atlas Pipeline Partners, 8.125%, 12/15/15	825	854
Chaparral Energy, 8.50%, 12/1/15	1,201	1,207
CHC Helicopter, 7.375%, 5/1/14	1,225	1,207
Chesapeake Energy, 6.50%, 8/15/17	1,200	1,182
Chesapeake Energy, 6.875%, 11/15/20	2,000	1,995
Clayton Williams Energy, 7.75%, 8/1/13	850	807
Compagnie Generale de Geophysique, 7.50%, 5/15/15	250	256
Compagnie Generale de Geophysique, 7.75%, 5/15/17	1,225	1,268
Compton Petroleum, 7.625%, 12/1/13	1,550	1,531
Copano Energy, 8.125%, 3/1/16	950	983
Denbury Resources, 7.50%, 4/1/13	575	579
Denbury Resources, 7.50%, 12/15/15	925	934
Encore Acquisition, 7.25%, 12/1/17	1,050	1,018
Ferrellgas Partners, 8.75%, 6/15/12	1,311	1,360
Forest Oil, 8.00%, 12/15/11	700	732
Hanover Compressor, 7.50%, 4/15/13	625	640
Hanover Compressor, 9.00%, 6/1/14	625	673
Hilcorp Energy, 7.75%, 11/1/15 (2)	1,075	1,079
Offshore Logistics, 6.125%, 6/15/13	1,050	995
Petrohawk Energy, 9.125%, 7/15/13	1,075	1,142
Plains All American Pipeline, 7.75%, 10/15/12	275	304
Range Resources, 6.375%, 3/15/15	700	686
Range Resources, 7.375%, 7/15/13	325	332
Range Resources, 7.50%, 5/15/16	600	617
Stallion Oilfield, 9.75%, 2/1/15 (2)	1,000	1,045
Stewart & Stevenson, 10.00%, 7/15/14 (2)	925	972
Stone Energy, VR, 8.11%, 7/15/10 (2)	950	950
		27,543
Entertainment & Leisure 1.4%
AMC Entertainment, 8.00%, 3/1/14	150	154
AMC Entertainment, 11.00%, 2/1/16	1,150	1,307
AMF Bowling Worldwide, 10.00%, 3/1/10	775	813
Cinemark, STEP, 0.00%, 3/15/14	1,975	1,768
Cinemark USA, 9.00%, 2/1/13	725	772
Festival Fun Park, 10.875%, 4/15/14	350	363
Speedway Motorsports, 6.75%, 6/1/13	850	856
Universal City Development Partners, 11.75%, 4/1/10	175	186
		6,219
Financial 1.9%
B.F. Saul Real Estate, 7.50%, 3/1/14	650	661
Colonial Bank, 9.375%, 6/1/11	225	256
General Motors Acceptance Corp., 6.875%, 8/28/12	4,100	4,151
General Motors Acceptance Corp., VR, 7.569%, 12/1/14	2,250	2,312
Leucadia National, 7.00%, 8/15/13	1,050	1,058
		8,438
Food/Tobacco 1.4%
B & G Foods, 8.00%, 10/1/11	1,175	1,190
Del Monte, 8.625%, 12/15/12	1,150	1,207
Nutro Products, 10.75%, 4/5/14 (2)	950	1,043
Nutro Products, VR, 9.40%, 10/15/13 (2)	650	673
Reynolds American, 7.25%, 6/1/13	1,275	1,342
Reynolds American, 7.625%, 6/1/16	575	624
		6,079
Forest Products 3.7%
Abitibi Consolidated, 8.55%, 8/1/10	450	462
Abitibi-Consolidated of Canada, 8.375%, 4/1/15	425	413
Boise Cascade, 7.125%, 10/15/14	1,125	1,111
Bowater Canada Finance, 7.95%, 11/15/11	200	201
Domtar, 5.375%, 12/1/13	325	301
Domtar, 7.125%, 8/15/15	575	577
Domtar, 7.875%, 10/15/11	650	687
Domtar, 9.50%, 8/1/16	125	138
Georgia Pacific, 7.00%, 1/15/15 (2)	475	475
Georgia Pacific, 7.125%, 1/15/17 (2)	1,600	1,600
Georgia Pacific, 7.70%, 6/15/15	600	616
Georgia Pacific, 8.125%, 5/15/11	550	580
Graphic Packaging International, 8.50%, 8/15/11	825	856
Graphic Packaging International, 9.50%, 8/15/13	125	133
Jefferson Smurfit, 7.75%, 4/1/15	225	231
Jefferson Smurfit, 8.25%, 10/1/12	150	153
MDP Acquisitions, 9.625%, 10/1/12	1,700	1,810
NewPage, 10.00%, 5/1/12	100	109
NewPage, 12.00%, 5/1/13	550	600
NewPage, VR, 11.61%, 5/1/12	700	763
Norske Skog, 7.375%, 3/1/14	825	817
Stone Container, 8.375%, 7/1/12	600	611
Stone Container Finance of Canada, 7.375%, 7/15/14	1,225	1,213
Verso Paper, 9.125%, 8/1/14 (2)	425	446
Verso Paper, 11.375%, 8/1/16 (2)	925	983
Verso Paper, VR, 9.11%, 8/1/14 (2)	200	208
		16,094
Gaming 2.5%
American Casino & Entertainment, 7.85%, 2/1/12	850	877
Boyd Gaming, 8.75%, 4/15/12	50	52
Buffalo Thunder Development Authority, 9.375%, 12/15/14 (2)	1,050	1,087
Chukchansi Economic Development Authority, VR
8.877%, 11/15/12 (2)	525	539
Global Cash Access, 8.75%, 3/15/12	1,208	1,271
Little Traverse Bay Bands, 10.25%, 2/15/14 (2)	125	128
MGM Mirage, 6.625%, 7/15/15	200	193
MGM Mirage, 8.50%, 9/15/10	1,225	1,314
MTR Gaming, 9.00%, 6/1/12	275	286
Park Place Entertainment, 8.125%, 5/15/11	575	609
Pinnacle Entertainment, 8.25%, 3/15/12	25	26
Pokagon Gaming Authority, 10.375%, 6/15/14 (2)	1,650	1,823
Poster Financial Group, 8.75%, 12/1/11	1,025	1,066
Trump Entertainment Resorts, 8.50%, 6/1/15	850	849
Tunica-Biloxi Gaming Auth., 9.00%, 11/15/15 (2)	575	610
		10,730
Health Care 4.3%
Amerisourcebergen, 5.625%, 9/15/12	550	550
Biovail, 7.875%, 4/1/10	150	153
Community Health, 6.50%, 12/15/12	825	833
Concentra Operating, 9.125%, 6/1/12	600	638
Concentra Operating, 9.50%, 8/15/10	700	740
CRC Health, 10.75%, 2/1/16	650	715
Davita, 6.625%, 3/15/13	400	400
Davita, 7.25%, 3/15/15	1,100	1,108
Fresenius Medical Care Capital Trust II, 7.875%, 2/1/08	500	509
Fresenius Medical Care Capital Trust IV, 7.875%, 6/15/11	200	212
Genesis Healthcare, 8.00%, 10/15/13	850	900
HCA, 8.75%, 9/1/10	1,650	1,731
HCA, 9.25%, 11/15/16 (2)	2,675	2,862
Invacare, 9.75%, 2/15/15 (2)	875	889
Omnicare, 6.75%, 12/15/13	425	422
Omnicare, 6.875%, 12/15/15	150	150
Team Health, 11.25%, 12/1/13	825	870
Triad Hospitals, 7.00%, 11/15/13	1,050	1,095
US Oncology, 9.00%, 8/15/12	775	822
US Oncology, 10.75%, 8/15/14	75	83
Vanguard Health, 9.00%, 10/1/14	1,450	1,494
Ventas Realty, 6.50%, 6/1/16	575	578
Ventas Realty, 6.75%, 6/1/10	375	384
VWR International, 8.00%, 4/15/14	550	565
		18,703
Information Technology 5.2%
Celestica, 7.875%, 7/1/11	825	817
Conexant Systems, VR, 9.11%, 11/15/10 (2)	800	824
Flextronics, 6.25%, 11/15/14	625	606
Freescale Semiconductor, 10.125%, 12/15/16 (2)	2,525	2,575
Freescale Semiconductor, VR, 9.244%, 12/15/14 (2)	1,700	1,725
Lucent Technologies, 6.45%, 3/15/29	725	660
Lucent Technologies, 6.50%, 1/15/28	1,325	1,199
Nortel Networks, VR, 9.61%, 7/15/11 (2)	1,800	1,930
NXP Semiconductors, 9.50%, 10/15/15 (2)	2,025	2,091
NXP Semiconductors, VR, 8.11%, 10/15/13 (2)	825	844
Serena Software, 10.375%, 3/15/16	400	435
Spansion, 11.25%, 1/15/16 (2)	625	666
SS&C Technologies, 11.75%, 12/1/13	325	361
STATS ChipPAC, 6.75%, 11/15/11	525	521
STATS ChipPAC, 7.50%, 7/19/10	350	354
SunGard Data, 9.125%, 8/15/13	1,624	1,738
SunGard Data, VR, 9.90%, 8/15/13	576	600
UGS, 10.00%, 6/1/12	1,025	1,121
UGS Capital, VR, PIK, 10.348%, 6/1/11 (2)	1,576	1,572
Unisys, 6.875%, 3/15/10	425	427
Unisys, 7.875%, 4/1/08	725	725
Unisys, 8.00%, 10/15/12	250	253
Xerox, 6.40%, 3/15/16	500	517
Xerox, 7.625%, 6/15/13	315	332
		22,893
Lodging 1.1%
Felcor Lodging, STEP, 8.50%, 6/1/11	625	669
Host Marriott, 6.375%, 3/15/15	75	74
Host Marriott, 6.75%, 6/1/16	3,525	3,521
Host Marriott, 7.125%, 11/1/13	525	536
		4,800
Manufacturing 2.6%
Baldor Electric, 8.625%, 2/15/17	650	683
Bombardier, 6.75%, 5/1/12 (2)	1,050	1,051
Case New Holland, 9.25%, 8/1/11	250	264
Columbus McKinnon, 8.875%, 11/1/13	1,250	1,331
Esco Corp., 8.625%, 12/15/13 (2)	800	846
Esco Corp., VR, 9.235%, 12/15/13 (2)	450	467
General Cable, 9.50%, 11/15/10	1,025	1,089
Hawk, 8.75%, 11/1/14	700	702
Invensys, 9.875%, 3/15/11 (2)	1,046	1,130
Rexnord, 9.50%, 8/1/14 (2)	2,725	2,871
Rexnord, 11.75%, 8/1/16 (2)	75	82
Superior Essex, 9.00%, 4/15/12	575	594
Terex, 7.375%, 1/15/14	325	336
		11,446
Metals & Mining 2.3%
Aleris International, 10.00%, 12/15/16 (2)	825	866
Alpha Natural Resources, STEP, 10.00%, 6/1/12	975	1,056
Arch Western Finance, STEP, 6.75%, 7/1/13	775	763
Century Aluminum, 7.50%, 8/15/14	725	747
Foundation Coal Holdings, 7.25%, 8/1/14	1,150	1,170
Gibraltar, VR, 8.00%, 12/1/15	1,225	1,237
Indalex Holding, 11.50%, 2/1/14 (2)	650	689
Metals USA, 11.125%, 12/1/15	700	778
Novelis, 7.25%, 2/15/15	850	884
Peabody Energy, 7.375%, 11/1/16	850	890
Russel Metals, 6.375%, 3/1/14	75	72
Tube City IMS, 9.75%, 2/1/15 (2)	725	758
		9,910
Other Telecommunications 5.1%
Broadview Networks, 11.375%, 9/1/12 (2)	600	636
Citizens Communications, 6.25%, 1/15/13	525	525
Citizens Communications, 7.875%, 1/15/27 (2)	1,075	1,123
Citizens Communications, 9.00%, 8/15/31	2,350	2,608
GCI, 7.25%, 2/15/14	1,050	1,061
Level 3 Communications, 9.25%, 11/1/14 (2)	1,600	1,644
Nordic Telephone, 8.25%, 5/1/16 (EUR)(2)	300	440
Nordic Telephone, 8.875%, 5/1/16 (2)	2,750	2,970
Qwest, 7.50%, 10/1/14	2,000	2,110
Qwest, 7.875%, 9/1/11	1,600	1,704
Qwest, STEP, 8.875%, 3/15/12	1,000	1,112
Qwest, VR, 8.61%, 6/15/13	425	463
Time Warner Telecom Holdings, 9.25%, 2/15/14	125	135
Valor Telecommunications, 7.75%, 2/15/15	550	597
Windstream, 8.625%, 8/1/16	4,725	5,174
		22,302
Publishing 4.8%
Advanstar, STEP, 15.00%, 10/15/11	575	598
Advanstar Communications, 10.75%, 8/15/10	1,325	1,423
Affinity Group, 9.00%, 2/15/12	250	257
Affinity Group, PIK, 10.875%, 2/15/12	575	539
CanWest Media, 8.00%, 9/15/12	1,125	1,154
Dex Media, STEP, 0.00%, 11/15/13	75	69
Dex Media East, 9.875%, 11/15/09	250	262
Dex Media East, 12.125%, 11/15/12	723	791
Dex Media West, 9.875%, 8/15/13	900	980
Haights Cross Communications, STEP, 0.00%, 8/15/11	450	319
Haights Cross Operating, 11.75%, 8/15/11	950	996
Idearc, 8.00%, 11/15/16 (2)	3,600	3,744
Lighthouse International, 8.00%, 4/30/14 (EUR)(2)	700	1,001
MediaNews Group, 6.375%, 4/1/14	100	90
MediaNews Group, 6.875%, 10/1/13	975	912
Morris Publishing, 7.00%, 8/1/13	1,175	1,137
Quebecor World, 6.125%, 11/15/13	725	672
Quebecor World, 9.75%, 1/15/15 (2)	625	661
R.H. Donnelley, 8.875%, 1/15/16	1,775	1,886
R.H. Donnelley, 10.875%, 12/15/12	2,225	2,414
Valassis Communication, 8.25%, 3/1/15 (2)	1,100	1,097
		21,002
Restaurants 0.5%
O' Charleys, 9.00%, 11/1/13	825	870
Real Mex Restaurants, STEP, 10.25%, 4/1/10	500	525
Restaurant, 10.00%, 10/1/13	1,000	973
		2,368
Retail 2.4%
Bon-Ton Department Stores, 10.25%, 3/15/14	1,100	1,163
General Nutrition, 8.50%, 12/1/10	625	662
General Nutrition, 8.625%, 1/15/11	150	160
GSC Holdings, 8.00%, 10/1/12	2,000	2,120
Leslies Poolmart, 7.75%, 2/1/13	1,050	1,066
Nebraska Book, 8.625%, 3/15/12	1,700	1,711
Payless Shoesource, 8.25%, 8/1/13	75	78
Rafaella Apparel Group, 11.25%, 6/15/11 (2)	943	966
Sally Holdings, 9.25%, 11/15/14 (2)	975	1,009
Yankee Acquisition, 8.50%, 2/15/15 (2)	1,200	1,248
Yankee Acquisition, 9.75%, 12/15/17 (2)	200	208
		10,391
Satellites 1.0%
DIRECTV Holdings, 8.375%, 3/15/13	700	742
Echostar DBS, 6.625%, 10/1/14	1,200	1,209
Echostar DBS, 7.00%, 10/1/13	525	541
Intelsat Subsidiary Holding, VR, 8.25%, 1/15/13	575	599
Panamsat, 9.00%, 8/15/14	1,100	1,191
		4,282
Services 5.8%
Allied Waste, 7.875%, 4/15/13	600	624
Allied Waste, 8.50%, 12/1/08	225	237
Allied Waste, 9.25%, 9/1/12	750	793
Aramark, VR, 8.86%, 2/1/15 (2)	1,950	2,018
Broder Brothers, 11.25%, 10/15/10	125	127
Casella Waste, 9.75%, 2/1/13	1,525	1,620
Dycom Industries, 8.125%, 10/15/15	775	802
Education Management, 10.25%, 6/1/16	2,025	2,205
FTI Consulting, 7.625%, 6/15/13	875	911
FTI Consulting, 7.75%, 10/1/16	1,075	1,133
H & E Equipment Services, 8.375%, 7/15/16	975	1,041
Hertz, 8.875%, 1/1/14	1,025	1,103
Ikon Office Solutions, 7.75%, 9/15/15	900	947
Interline Brands, 8.125%, 6/15/14	725	751
iPayment, 9.75%, 5/15/14	1,225	1,262
iPayment, PIK, 12.75%, 7/15/14 (2)	879	874
Mac-Gray, 7.625%, 8/15/15	775	794
Mobile Services, 9.75%, 8/1/14 (2)	800	854
Neff Rental, 11.25%, 6/15/12	950	1,063
Rental Services, 9.50%, 12/1/14 (2)	500	537
Sunstate Equipment, 10.50%, 4/1/13 (2)	950	1,026
Travelport, 11.875%, 9/1/16 (2)	1,550	1,720
Travelport, VR, 9.994%, 9/1/14 (2)	75	78
WCA Waste, 9.25%, 6/15/14	950	1,012
West Corporation, 11.00%, 10/15/16 (2)	1,725	1,859
		25,391
Supermarkets 0.2%
Pathmark Stores, 8.75%, 2/1/12	1,000	1,030
		1,030
Transportation 0.4%
American Railcar, 7.50%, 3/1/14 (2)	1,000	1,022
TFM, 9.375%, 5/1/12	550	589
		1,611
Utilities 7.3%
AES, 7.75%, 3/1/14	375	394
AES, 8.875%, 2/15/11	275	295
AES, 9.00%, 5/15/15 (2)	1,700	1,821
AES, 9.375%, 9/15/10	1,000	1,090
Allegheny Energy Supply, 7.80%, 3/15/11	375	401
Allegheny Energy Supply, STEP, 8.25%, 4/15/12 (2)	310	341
CMS Energy, 8.50%, 4/15/11	25	27
CMS Energy, 9.875%, 10/15/07	500	514
Colorado Interstate Gas, 5.95%, 3/15/15	75	75
Colorado Interstate Gas, 6.80%, 11/15/15	1,625	1,727
Dynegy-Roseton Danskammer, 7.27%, 11/8/10	750	765
Midwest Generation, 8.75%, 5/1/34	1,850	2,000
Mirant, 7.375%, 12/31/13	3,625	3,729
Mirant Americas Generation, 8.30%, 5/1/11	950	974
Mission Energy, 13.50%, 7/15/08	1,325	1,451
NRG Energy, 7.25%, 2/1/14	750	763
NRG Energy, 7.375%, 2/1/16	4,100	4,182
Orion Power, 12.00%, 5/1/10	1,275	1,466
Reliant Energy, 6.75%, 12/15/14	575	597
Reliant Resources, 9.50%, 7/15/13	500	539
Sierra Pacific Resources, 7.803%, 6/15/12	575	598
Sierra Pacific Resources, 8.625%, 3/15/14	2,125	2,303
Southern Natural Gas, 8.875%, 3/15/10	1,100	1,149
UtiliCorp, 7.75%, 6/15/11	675	724
Williams Companies, 7.50%, 1/15/31	100	105
Williams Companies, 7.625%, 7/15/19	50	54
Williams Companies, 7.75%, 6/15/31	75	80
Williams Companies, STEP, 8.125%, 3/15/12	3,150	3,422
Williams Companies, STEP, 8.75%, 3/15/32	125	143
		31,729
Wireless Communications 4.4%
American Cellular, 10.00%, 8/1/11	125	133
American Tower, 7.125%, 10/15/12	175	180
American Tower, 7.25%, 12/1/11	200	207
Centennial Communications, 10.00%, 1/1/13	400	432
Centennial Communications, 10.125%, 6/15/13	1,250	1,352
Cricket Communications, 9.375%, 11/1/14 (2)	1,300	1,378
Digicel, 9.25%, 9/1/12 (2)	1,225	1,314
Dobson Cellular, 9.875%, 11/1/12	825	897
Dobson Communications, 8.875%, 10/1/13	750	774
Hellas Telecommunications, VR, 11.115%, 1/15/15 (2)	1,050	1,087
Horizon PCS, 11.375%, 7/15/12	425	472
IPCS, 11.50%, 5/1/12	875	962
MetroPCS Wireless, 9.25%, 11/1/14 (2)	1,875	1,973
Rogers Wireless, 6.375%, 3/1/14	225	232
Rogers Wireless, 7.50%, 3/15/15	325	356
Rogers Wireless, 8.00%, 12/15/12	2,750	2,929
Rogers Wireless, 9.625%, 5/1/11	250	285
Rural Cellular, 8.25%, 3/15/12	500	520
Rural Cellular, 9.875%, 2/1/10	650	687
Rural Cellular, VR, 11.11%, 11/1/12	325	340
Syniverse Technologies, 7.75%, 8/15/13	1,000	1,015
Wind Acquisition, 10.75%, 12/1/15 (2)	1,375	1,593
		19,118
Total Corporate Bonds (Cost $359,672)		369,714
BANK DEBT 6.6%
Automotive 0.1%
Goodyear, VR, 8.89%, 3/1/11 (3)	500	506
		506
Cable Operators 0.4%
Charter Communications, VR, 7.985%, 4/28/13 (3)	1,500	1,509
		1,509
Chemicals 0.1%
Lyondell Chemical, VR, 7.11%, 10/13/13 (3)	498	501
		501
Consumer Products 0.2%
Eastman Kodak, VR, 7.57%, 10/18/12 (3)	674	675
Town Sports International, VR, 7.01%, 3/1/14 (3)	250	251
		926
Container 0.1%
Covalence Specialty Materials, VR, 8.625%, 8/16/13 (3)	500	501
		501
Energy 0.6%
Sandridge Energy, VR, 10.191%, 11/30/07 (3)	2,500	2,512
		2,512
Forest Products 0.4%
Koch Forest, VR, 7.274%, 2/17/13 (3)	1,490	1,503
		1,503
Gaming 0.2%
Lakes Gaming, VR, 11.615%, 6/21/10 (3)	1,000	1,010
		1,010
Information Technology 0.9%
Freescale Semiconductor, VR, 7.119%, 12/15/14 (3)	2,000	2,015
Information Global Solutions, VR, 9.12%, 7/28/12 (3)	998	1,004
Sanmina-SCI, VR, 7.82%, 1/31/08 (3)	500	502
Sungard Data, VR, 7.36%, 3/1/14 (3)	500	505
		4,026
Manufacturing 0.2%
Rexnord, VR, 7.61%, 7/21/13 (3)	1,000	1,003
		1,003
Metals & Mining 0.6%
Euramax International, VR, 12.37%, 6/28/13 (3)	2,500	2,519
		2,519
Other Telecommunications 0.2%
Qwest, VR, 6.95%, 6/30/10 (3)	750	766
		766
Publishing 0.1%
Penton Media, VR, 7.61%, 2/1/13 (3)	500	504
		504
Services 0.7%
Aramark, VR, 7.485%, 1/26/17 (3)	1,500	1,515
Education Management, VR, 7.375%, 6/1/13 (3)	498	501
Rental Services, VR, 8.857%, 11/27/13 (3)	750	763
Vanguard Financial, VR, 8.352%, 6/9/13 (3)	373	376
		3,155
Utilities 1.1%
Covanta Energy, VR, 6.86%, 2/9/14 (3)	2,000	2,006
Kgen, VR, 7.114%, 2/5/14 (3)	1,000	1,006
NRG Energy, VR, 7.364%, 2/1/13 (3)	1,761	1,778
		4,790
Wireless Communications 0.7%
MetroPCS Wireless, VR, 7.61%, 11/3/13 (3)	2,000	2,019
Wind Acquisition, VR, 12.61%, 12/7/11 (3)	1,000	1,028
		3,047
Total Bank Debt (Cost $28,565)		28,778
CONVERTIBLE BONDS 0.9%
Broadcasting 0.4%
Lamar Advertising Company, 2.875%, 12/31/10	1,200	1,619
Lin Television, 2.50%, 5/15/33	194	186
		1,805
Cable Operators 0.2%
Liberty Media, 4.00%, 11/15/29	1,650	1,120
		1,120
Information Technology 0.1%
Conexant Systems, 4.00%, 3/1/26	450	406
		406
Other Telecommunications 0.1%
Level 3 Communications, 6.00%, 9/15/09	224	218
Level 3 Communications, 6.00%, 3/15/10	226	218
		436
Wireless Communications 0.1%
American Tower, 3.00%, 8/15/12	175	345
		345
Total Convertible Bonds (Cost $3,808)		4,112
COMMON STOCKS 2.5%
Broadcasting 0.0%
Time Warner	-	1
		1
Cable Operators 0.5%
Cablevision, Class A (4)	66	1,952
		1,952
Consumer Products 0.0%
Mattress Discounters, Warrants, 7/15/07 (2)(4)	-	-
		-
Entertainment & Leisure 0.4%
Regal Entertainment Group, Class A	74	1,578
		1,578
Forest Products 0.0%
MDP Acquisitions, Warrants, 10/1/13 (2)(4)	-	4
		4
Gaming 0.3%
Lakes Entertainment (4)	50	449
Progressive Gaming International (4)	10	78
MTR Gaming Group (4)	48	631
		1,158
Metals & Mining 0.2%
Foundation Coal Holdings	31	1,025
		1,025
Other Telecommunications 0.3%
Citizens Communications	44	664
KMC Telecom, Warrants, 1/31/08 (2)(4)	-	-
Windstream	46	687
		1,351
Satellites 0.3%
GeoEye (4)	2	42
GeoEye, Warrant, 3/31/10 (4)	-	5
Loral Space & Communications (4)	30	1,417
		1,464
Supermarkets 0.0%
Pathmark Stores (4)	-	5
Pathmark Stores, Warrants, 9/19/10 (4)	1	-
		5
Utilities 0.2%
Williams Companies	25	680
		680
Wireless Communications 0.3%
Crown Castle International (4)	5	175
IPCS, Warrants, 7/15/10 (2)(4)	-	-
Rogers Communications, Class B	16	508
Telus	17	812
Ubiquitel Operating, Warrants, 4/15/10 (2)(4)	-	-
		1,495
Total Common Stocks (Cost $9,807)		10,713
PREFERRED STOCKS 0.3%
Broadcasting 0.2%
Spanish Broadcasting	1	781
		781
Satellites 0.1%
Loral Skynet	2	479
Pegasus Satellite (4)	-	-
		479
Textiles & Apparel 0.0%
Anvil Holdings (4)	23	23
		23
Total Preferred Stocks (Cost $1,649)		1,283
CONVERTIBLE PREFERRED STOCKS 1.1%
Automotive 0.7%
General Motors, Series B	150	3,185
		3,185
Information Technology 0.1%
Lucent Technologies	-	412
		412
Utilities 0.3%
NRG Energy (2)	-	175
NRG Energy	1	1,136
		1,311
Total Convertible Preferred Stocks (Cost $4,307)		4,908
SHORT-TERM INVESTMENTS 4.6%
Money Market Funds 4.6%
T. Rowe Price Reserve Investment Fund, 5.37% (5)(6)	19,989	19,989
Total Short-Term Investments (Cost $19,989)		19,989
Total Investments in Securities
100.7% of Net Assets (Cost $427,797)		$439,497

†	Denominated in U.S. dollars unless otherwise noted
(1)	In default with respect to payment of interest
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$89,013 and represents 20.4% of net assets.
(3)	Restricted security
(4)	Non-income producing
(5)	Affiliated company - see Note 4
(6)	Seven-day yield
EUR	Euro
PIK	Payment-in-kind
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
VR	Variable Rate; rate shown is effective rate at period-end

SWAPS 0.0%
Credit Default Swaps 0.0%
Morgan Stanley, Protection Bought (Relevant Credit:
DaimlerChrysler, 7.75%, 1/18/2011), Pay 0.53%, Receive upon
credit default, 3/20/12	(1,500)	(8)
Total Swaps (Premium Paid/Received $0)		(8)

(3) Restricted Securities
Amounts in (000s)

The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities
(excluding 144A issues) at period-end amounts to $28,778 and represents 6.6% of net assets.

	Acquisition	Acquisition
Description	Date	Cost
Aramark, VR, 7.485%, 1/26/17	1/19/07	$1,500
Charter Community Operating, VR, 7.985%, 4/28/13	4/25/06	1,500
Covalence Specialty Materials, VR, 8.625%, 8/16/13	2/8/06	500
Covanta Energy, VR, 6.86%, 2/9/14	2/7/07	2,000
Eastman Kodak, VR, 7.57%, 10/18/12	10/14/05	998
Education Management, VR, 7.375%, 6/1/13	5/23/06	500
Euramax International, VR, 12.37%, 6/28/13	6/28/05-1/27/06	2,464
Freescale Semiconductor, VR, 7.119%, 12/15/14	11/28/06	1,995
Goodyear, VR, 8.89%, 3/1/11	7/17/06-7/26/06	500
Information Global Solutions, VR, 9.12%, 7/28/12	7/25/06-7/26/06	1,000
Kgen, VR, 7.114%, 2/15/14	2/1/07	1,000
Koch Forest, VR, 7.274%, 2/17/13	02/13/06-12/21/06	1,000
Lakes Gaming, VR, 11.615%, 6/21/10	6/7/06	1,000
Lyondell Chemical, VR, 7.11%, 10/13/13	9/28/06	498
MetroPCS Wireless, VR, 7.61%, 11/3/13	02/22/07-2/27/07	2,026
NRG Energy, VR, 7.364%, 2/1/13	3/27/06	1,995
Penton Media, VR, 7.61%, 2/1/13	2/6/07	500
Qwest, VR, 6.95%, 6/30/10	6/5/03	1,629
Rental Services, VR, 8.857%, 11/27/13	11/21/06-1/5/07	757
Rexnord, VR, 7.61%, 7/21/13	2/9/07	1,000
Sandridge Energy, VR, 10.191%, 11/30/07	11/20/06	2,500
Sanmina-SCI, VR, 7.82%, 1/31/08	10/19/06	500
Sungard Data, VR, 7.36%, 3/1/14	2/27/07	500
Town Sports International, VR, 7.01%, 3/1/14	2/27/07	250
Vanguard Financial, VR, 8.352%, 6/9/13	6/8/06	500
Wind Acquisition, VR, 12.61%, 12/7/11	12/18/06-12/19/06	1,018
Totals		$29,630

The fund has registration rights for certain restricted securities held as of February 28, 2007.
Any costs related to such registration are borne by the issuer.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Institutional High Yield Fund
Unaudited	February 28, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional Income Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional High Yield Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks high current income and, secondarily, capital appreciation.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Swap agreements are valued at prices furnished by dealers who make markets in such securities.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Noninvestment-Grade Debt Securities

The fund may invest in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Swaps

The fund may invest in credit default swaps under which it buys or sells protection against a defined-issuer credit event. Upon a defined-issuer credit event, the fund is required to either deliver the notional amount of the contract in cash and take delivery of the relevant credit or deliver cash approximately equal to the notional amount of the contract less market value of the relevant credit at the time of the credit event. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from changes in creditworthiness of the relevant underlying issuer.

NOTE 3 - FEDERAL INCOME TAXES

At February 28, 2007, the cost of investments for federal income tax purposes was $428,426,000. Net unrealized gain aggregated $11,063,000 at period-end, of which $14,274,000 related to appreciated investments and $3,211,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the nine months ended February 28, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $778,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at February 28, 2007, and May 31, 2006, was $19,989,000 and $5,011,000, respectively.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND
Unaudited		February 28, 2007
Portfolio of Investments †	$ Par/Shares	Value
(Amounts in $000s)

CORPORATE BONDS 21.3%
FINANCIAL INSTITUTIONS 8.6%
Banking 3.0%
Bank of America
5.75%, 8/15/16	50	52
Bank of America Capital Trust
5.625%, 3/8/35	130	125
Bank One
5.25%, 1/30/13	120	120
BB&T Capital Trust
6.75%, 6/7/36	75	84
Citigroup
5.00%, 9/15/14	70	69
Citigroup
5.30%, 1/7/16	50	50
CS First Boston
5.50%, 8/16/11	40	41
First Union
6.40%, 4/1/08	70	71
HBOS
6.00%, 11/1/33 (1)	150	155
Huntington National Bank
4.375%, 1/15/10	30	29
JPMorgan Chase Capital XVII
6.95%, 8/17/36	25	27
JPMorgan Chase Capital XVll
6.45%, 2/2/37	35	36
MBNA America Bank
4.625%, 8/3/09	100	99
Mizuho Capital Markets
6.686%, 12/31/49 (1)	16	16
Northern Trust
5.30%, 8/29/11	39	40
PNC Funding
5.625%, 2/1/17	45	46
Sovereign Capital Trust VI
7.908%, 6/13/36	45	52
U.S. Bancorp
4.50%, 7/29/10	65	64
Wachovia
5.50%, 8/1/35	30	29
Wells Fargo
4.875%, 1/12/11	110	110
		1,315
Brokerage 1.2%
Bear Stearns Companies
5.50%, 8/15/11	50	51
Bear Stearns Companies
5.55%, 1/22/17	25	25
Goldman Sachs Capital I
6.345%, 2/15/34	165	169
Jefferies Group
6.25%, 1/15/36	40	40
Legg Mason
6.75%, 7/2/08	15	15
Lehman Brothers
5.75%, 1/3/17	65	66
Merrill Lynch
6.05%, 5/16/16	100	104
Merrill Lynch
6.22%, 9/15/26	40	42
Morgan Stanley
6.25%, 8/9/26	20	21
		533
Finance Companies 2.1%
American Express
5.25%, 9/12/11	55	55
American General Finance
5.40%, 12/1/15	55	55
Capital One Bank
6.50%, 6/13/13	130	138
CIT Group
6.00%, 4/1/36	35	36
Countrywide Financial
6.25%, 5/15/16	46	47
GATX
5.50%, 2/15/12	40	40
GE Capital
6.00%, 6/15/12	155	162
GE Capital Corp.
5.375%, 10/20/16	80	81
General Motors Acceptance Corp.
5.625%, 5/15/09	70	69
HSBC Finance
5.00%, 6/30/15	130	127
Int'l. Lease Fin. Corp.
5.45%, 3/24/11	50	51
Residential Capital
6.125%, 11/21/08	20	20
Residential Capital, VR
7.19%, 4/17/09 (1)	15	15
		896
Insurance 1.7%
ACE INA Holdings
5.70%, 2/15/17	45	46
ACE INA Holdings
5.875%, 6/15/14	40	41
Cincinnati Financial
6.92%, 5/15/28	40	45
Genworth Financial
5.75%, 6/15/14	150	154
Genworth Financial
6.15%, 11/15/66	24	24
Marsh & McLennan
5.375%, 7/15/14	60	59
Met Life Global Funding
5.125%, 11/9/11 (1)	100	100
Nationwide Financial Services
5.90%, 7/1/12	90	93
Principal Financial Group
6.05%, 10/15/36	40	42
Sun Life Financial Global Funding, VR
5.614%, 10/6/13 (1)	60	60
Torchmark
6.375%, 6/15/16	40	42
WellPoint
5.00%, 1/15/11	30	30
		736
Real Estate Investment Trusts 0.6%
Archstone-Smith Operating Trust
5.25%, 5/1/15	45	44
Avalonbay Communities
6.125%, 11/1/12	30	31
Federal Realty Investment Trust
6.00%, 7/15/12	20	21
Reckson Operating Partnership
6.00%, 3/31/16	30	30
Simon Property Group
5.75%, 12/1/15	65	67
Weingarten Realty Investments
4.857%, 1/15/14	75	72
		265
Total Financial Institutions		3,745
INDUSTRIAL 10.7%
Basic Industry 0.9%
Alcoa
6.00%, 1/15/12	40	41
BHP Finance
4.80%, 4/15/13	90	88
Celulosa Arauco y Constitucion
5.125%, 7/9/13	80	77
Dow Chemical
6.125%, 2/1/11	40	41
Du Pont El de Nemours & Co.
5.60%, 12/15/36	65	64
Newmont Mining
5.875%, 4/1/35	25	24
Vale Overseas
6.875%, 11/21/36	50	53
Xstrata Finance Canada
5.50%, 11/16/11 (1)	20	20
		408
Capital Goods 1.1%
3M Company
5.125%, 11/6/09	20	20
Boeing Capital
6.10%, 3/1/11	75	78
CRH America
6.00%, 9/30/16	40	41
Emerson Electric Company
4.75%, 10/15/15	85	82
John Deere Capital
7.00%, 3/15/12	100	108
Lafarge
6.15%, 7/15/11	20	21
Owens Corning
6.50%, 12/1/16 (1)	15	16
Sealed Air
5.375%, 4/15/08 (1)	35	35
Tyco International
6.375%, 10/15/11	40	42
United Technologies
5.40%, 5/1/35	25	25
		468
Communications 3.0%
America Movil
6.375%, 3/1/35	55	55
AT&T
5.30%, 11/15/10	30	30
AT&T
5.625%, 6/15/16	85	86
AT&T
6.45%, 6/15/34	70	74
AT&T Broadband
8.375%, 3/15/13	80	93
AT&T Wireless
7.875%, 3/1/11	40	44
Comcast
4.95%, 6/15/16	40	39
Comcast
5.875%, 2/15/18	30	31
Cox Communications
7.125%, 10/1/12	60	65
News America
6.15%, 3/1/37 (1)	130	131
Sprint Capital
6.875%, 11/15/28	10	10
Telecom Italia Capital
5.25%, 11/15/13	115	112
Telefonica Emisiones
6.421%, 6/20/16	75	79
Telefonos de Mexico
5.50%, 1/27/15	120	119
Telus
8.00%, 6/1/11	75	82
Time Warner Entertainment
7.25%, 9/1/08	50	51
Time Warner Entertainment
8.375%, 3/15/23	50	61
Verizon Global Funding
7.75%, 12/1/30	75	90
Vodafone Group
5.625%, 2/27/17	50	50
		1,302
Consumer Cyclical 1.7%
Centex
5.45%, 8/15/12	50	50
Costco Wholesale
5.30%, 3/15/12	40	40
D.R. Horton
6.50%, 4/15/16	45	46
DaimlerChrysler, VR
5.81%, 8/3/09	40	40
Ford Motor Credit
7.375%, 10/28/09	60	61
Harrah's Operating
5.50%, 7/1/10	65	64
Home Depot
5.40%, 3/1/16	130	128
J.C. Penney
9.00%, 8/1/12	35	41
Lennar
5.60%, 5/31/15	70	69
Pulte Homes
5.20%, 2/15/15	55	53
Time Warner
5.50%, 11/15/11	40	41
Viacom
6.25%, 4/30/16	60	61
Wal-Mart Stores
5.25%, 9/1/35	45	42
		736
Consumer Non-Cyclical 1.6%
Amgen
4.00%, 11/18/09	45	44
Anheuser-Busch
4.375%, 1/15/13	75	72
Bunge Limited Finance
4.375%, 12/15/08	65	64
Cardinal Health, VR
5.63%, 10/2/09 (1)	45	45
Diageo Capital
5.125%, 1/30/12	70	70
Genentech
4.75%, 7/15/15	40	39
Kroger
8.05%, 2/1/10	65	70
McCormick & Co.
5.20%, 12/15/15	45	44
Medtronic
4.75%, 9/15/15	60	57
Procter & Gamble
4.95%, 8/15/14	100	99
Sabmiller
6.20%, 7/1/11 (1)	60	62
Teva Pharmaceutical
5.55%, 2/1/16	25	25
WM Wrigley
4.65%, 7/15/15	15	14
		705
Energy 1.8%
Amerada Hess
7.875%, 10/1/29	70	84
Apache
6.00%, 1/15/37	18	18
Baker Hughes
6.875%, 1/15/29	40	45
ConocoPhillips
5.90%, 10/15/32	35	36
Devon Financing
6.875%, 9/30/11	85	91
Diamond Offshore Drilling
4.875%, 7/1/15	20	19
Diamond Offshore Drilling
5.15%, 9/1/14	120	117
EnCana Holdings Finance
5.80%, 5/1/14	100	102
Halliburton
5.50%, 10/15/10	65	66
Petro-Canada
5.95%, 5/15/35	45	44
Sunoco
5.75%, 1/15/17	44	44
Valero Energy
3.50%, 4/1/09	75	73
XTO Energy
5.65%, 4/1/16	30	30
		769
Technology 0.3%
Cisco Systems
5.25%, 2/22/11	50	51
Dun & Bradstreet
5.50%, 3/15/11	25	25
Oracle
5.00%, 1/15/11	60	60
		136
Transportation 0.3%
CSX
6.00%, 10/1/36	30	30
ERAC USA Finance Company
5.60%, 5/1/15 (1)	65	65
Hertz
8.875%, 1/1/14	50	54
		149
Total Industrial		4,673
UTILITY 2.0%
Electric 1.7%
Alabama Power, VR
5.55%, 8/25/09	25	25
Appalachian Power
6.375%, 4/1/36	25	27
Baltimore Gas & Electric
5.90%, 10/1/16 (1)	65	67
Centerpoint Energy
7.25%, 9/1/10	30	32
El Paso Electric
6.00%, 5/15/35	50	49
Exelon Generation
5.35%, 1/15/14	50	49
FirstEnergy
6.45%, 11/15/11	55	58
Florida Power & Light
6.20%, 6/1/36	20	22
MidAmerican Energy
6.125%, 4/1/36	40	41
Monongahela Power
5.70%, 3/15/17 (1)	55	56
Pacific Gas & Electric
4.80%, 3/1/14	35	34
Progress Energy
5.625%, 1/15/16	60	61
Public Service Electric & Gas
5.70%, 12/1/36	65	65
Southern
5.30%, 1/15/12	20	20
Union Electric Company
5.40%, 2/1/16	65	65
Virginia Electric & Power
6.00%, 1/15/36	45	47
Westar Energy
5.10%, 7/15/20	15	14
		732
Natural Gas 0.3%
Atmos Energy
4.00%, 10/15/09	40	39
Boardwalk Pipelines
5.50%, 2/1/17	10	10
Enterprise Products Operations
4.95%, 6/1/10	20	20
Kinder Morgan Finance
5.70%, 1/5/16	65	62
		131
Total Utility		863
Total Corporate Bonds
(Cost $9,187)		9,281

ASSET-BACKED SECURITIES 4.0%
Car Loan 1.2%
Capital Auto Receivables Asset Trust
Series 2006-1 Class B
5.26%, 10/15/10	60	60
Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class A4A
5.32%, 3/20/10 (1)	225	226
Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class B
5.50%, 4/20/10 (1)	30	30
Hyundai Auto Receivables Trust
Series 2006-A, Class A4
5.26%, 11/15/12	95	95
Triad Automobile Receivable Trust
Series 2006-B, Class A4
5.52%, 11/12/12	125	127
		538
Credit Card 1.3%
BA Credit Card Trust, VR
Series 2007-C1, Class C1
5.61%, 6/16/14	200	200

Capital One Multi Asst. Exec., VR
Series 2007-C2, Class C2
5.62%, 11/17/14	215	216

Citibank Credit Card Master Trust I
Series 1999-2, Class A
5.875%, 3/10/11	75	76

GE Capital Credit Card
Series 2006-1, Class A
5.08%, 9/17/12	55	55
		547
Other Asset-Backed Securities 0.6%
GE Equipment Small Ticket
Series 2005-1A, Class A4
4.51%, 12/22/14 (1)	100	99

Marriott Vacation Club
Series 2006-2A, Class A
5.362%, 10/20/28 (1)	45	45

Marriott Vacation Club Owner Trust
Series 2006-1A,Class A
5.737%, 4/20/28 (1)	119	121
		265
Stranded Utility 0.9%
Detroit Edison Securitization Funding
Series 2001-1, Class A5
6.42%, 3/1/15	50	53
PSE&G Transition Funding
Series 2001-1, Class A6
6.61%, 6/15/15	325	351
		404
Total Asset-Backed Securities (Cost $1,754)		1,754

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 12.1%
Collateralized Mortgage Obligations 3.1%
Bank of America Mortgage Securities
Series 2005-A, Class 2A2, CMO, ARM
4.463%, 2/25/35	189	186

Bank of America Mortgage Securities
Series 2005-J, Class 2A1, CMO, ARM
5.091%, 11/25/35	101	100

Bank of America Mortgage Securities
Series 2005-J, Class 3A1, CMO, ARM
5.268%, 11/25/35	48	48

Citigroup Mortgage Loan Trust
Series 2006-AR1, Class 2A1, CMO, ARM
4.70%, 8/27/35	142	140

Citigroup Mortgage Loan Trust
Series 2006-AR2, Class 1AB, CMO, ARM
5.591%, 3/25/36	44	44

GSR Mortgage Loan Trust
Series 2006-AR6, Class 3A1, CMO, ARM
4.561%, 9/25/35	164	162

Washington Mutual Mortgage Securities Corp
Series 2005-AR3, Class A2, CMO, ARM
4.644%, 3/25/35	75	75

Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR2, Class 2A2, CMO, VR
4.546%, 3/25/35	56	55
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR12 1A1, CMO, VR
6.039%, 9/25/36	207	210

Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR16, Class A1, CMO, VR
5.694%, 10/25/36	182	183

Wells Fargo Mortgage-Backed Securities Trust
Series 2003-O, Class 5A1, CMO, VR
4.806%, 1/25/34	170	167
		1,370

Commercial Mortgage Backed Securities 9.0%
Banc of America Commercial Mortgage
Series 2003-1 Class A2, CMO
4.648%, 9/11/36	75	73

Banc of America Commercial Mortgage
Series 2006-6 Class A4, CMO
5.356%, 12/10/16	60	60

Bear Stearns Commercial Mortgage Securities
Series 2004-PWR6, Class A4, CMO
4.521%, 11/11/41	151	147

Bear Stearns Commercial Mortgage Securities
Series 2004-PWR8, Class A4, CMO
4.674%, 6/11/41	65	62

Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class A1, CMO
5.085%, 12/11/40	368	368

Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class AAB, CMO
4.804%, 9/15/42	75	73

Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class A4, CMO, VR
5.711%, 9/11/38	150	155

Bear Stearns Commercial Mortgage Securities
Series 2006-PW13, Class A4, CMO
5.54%, 9/11/41	175	179

Bear Stearns Commercial Mortgage Securities
Series 2006-T18, Class A1, CMO
4.274%, 2/13/42	75	74
Citigroup Commercial Mortgage Trust
Series 2004-C2, Class A1, CMO
3.787%, 10/15/41	61	60

Citigroup/Deutsche Bank Commercial Mortgage
Series 2005-C1, Class AJ, CMO, VR
5.226%, 9/15/20	75	75

Citigroup/Deutsche Bank Commercial Mortgage
Series 2005-CD1, Class A4, CMO, VR
5.226%, 7/15/44	100	100

Citigroup/Deutsche Bank Commercial Mortgage
Series 2006-CD3, Class A5, CMO, VR
5.617%, 10/15/48	175	180

Commercial Mortgage PTC
Series 2005-LP5, Class A1, CMO
4.235%, 5/10/43	68	67

Credit Suisse Mortgage Capital Certification
Series 2006-C4, Class A3, CMO
5.467%, 9/15/39	150	152

GE Capital Commercial Mortgage
Series 2005-C4, Class A1, CMO
5.082%, 11/10/45	85	85

Greenwich Capital Commercial Funding
Series 2005-GG3, Class A2, CMO
4.305%, 8/10/42	200	196

Greenwich Capital Commercial Funding
Series 2005-GG3, Class AAB, CMO, VR
4.619%, 8/10/42	50	49

Greenwich Capital Commercial Funding
Series 2007-GG9, Class A4, CMO
5.444%, 1/10/17	100	101

JPMorgan Chase Commercial Mortgage Securities
Series 2001-CIB2, Class A2, CMO, VR
4.824%, 10/15/42	200	196

JPMorgan Chase Commercial Mortgage Securities
Series 2001-CIBC, Class A3, CMO
6.26%, 3/15/33	74	77

JPMorgan Chase Commercial Mortgage Securities
Series 2006-CB14, Class A4, CMO
6.244%, 4/15/35	96	98
JPMorgan Chase Commercial Mortgage Securities
Series 2006-CB14, Class A4, CMO
5.481%, 12/12/44	125	127

JPMorgan Chase Commercial Mortgage Securities Series
2006-LDP9, Class A1, CMO, VR
5.17%, 5/15/47	147	147

LB-UBS Commercial Mortgage Trust
Series 2003-C8, Class A1, CMO
3.636%, 11/15/27	128	126

LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class A4, CMO
4.742%, 2/15/30	225	219

LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4, CMO
5.156%, 2/15/31	200	198

Merrill Lynch Commercial Mortgage
Series 2006-4, Class A3, CMO, VR
5.172%, 12/12/49	150	148

Morgan Stanley Capital I, CMO
Series 2007-T25, Class A3
5.514%, 11/12/49	120	123

Morgan Stanley Dean Witter Capital
Series 2002-TOP7, Class A1, CMO
5.38%, 1/15/39	36	36

Wachovia Bank Commercial Mortgage Trust
Series 2006-C28, Class A4, CMO, VR
5.572%, 10/15/48	175	179

		3,930

Total Non-U.S. Government Mortgage-Backed
Securities
(Cost $5,301)		5,300

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 31.4%
U.S. Government Agency Obligations 29.1% (7)
Federal Home Loan Mortgage
4.50%, 9/1/35	117	110
5.00%, 8/1/35 - 11/1/35	372	360
5.50%, 3/1/18 - 12/1/18	258	259
6.00%, 4/1/13 - 8/1/21	635	643
6.50%, 3/1/32 - 5/1/35	458	469
Federal Home Loan Mortgage, ARM
4.587%, 9/1/35	162	158
4.708%, 8/1/35	207	204
4.823%, 11/1/34	51	51
5.06%, 11/1/35	42	42
5.072%, 3/1/36	139	138
5.142%, 1/1/36	180	181
5.405%, 1/1/36	21	21
5.436%, 2/1/37	124	124
5.996%, 12/1/36	174	175
6.018%, 11/1/36	84	85
6.058%, 10/1/36	95	96
6.128%, 10/1/36	98	100
6.221%, 8/1/36	97	99
Federal Home Loan Mortgage, CMO
5.00%, 8/15/21	318	314
5.50%, 8/15/16	113	114
6.50%, 8/15/30	167	172
Federal National Mortgage Assn.
4.50%, 4/1/19 - 9/1/34	1,044	1,010
5.00%, 12/1/20 - 2/1/36	1,494	1,459
5.50%, 1/1/17 - 6/1/36	2,546	2,529
6.00%, 3/1/33 - 9/1/36	1,269	1,284
6.50%, 7/1/32 - 12/1/36	701	715
Federal National Mortgage Assn., ARM
4.612%, 9/1/35	144	141
4.792%, 11/1/35	55	55
4.806%, 6/1/35	57	57
5.045%, 8/1/36	247	246
5.046%, 1/1/37	50	50
5.112%, 10/1/35	95	94
5.32%, 12/1/35	37	37
5.351%, 12/1/35	43	43
5.524%, 12/1/35	66	66
5.548%, 7/1/36	159	161
5.65%, 1/1/36	42	43
5.677%, 12/1/35	20	20
5.986%, 9/1/36	47	47
6.00%, 8/1/36	197	202
Federal National Mortgage Assn., CMO
4.00%, 5/25/16	225	219
5.50%, 5/25/27	97	97
Federal National Mortgage Assn., TBA
5.00%, 15 Year	200	197
		12,687
U.S. Government Obligations 2.3%
Government National Mortgage Assn.
4.50%, 2/20/35	43	40
5.00%, 4/20/36	773	754
6.00%, 11/20/33	95	96
Government National Mortgage Assn., TBA
5.50%, 15 Year	105	105
		995
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $13,692)		13,682
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 12.1%
U.S. Government Agency Obligations 5.7% (7)
Federal Home Loan Bank
5.125%, 8/14/13	210	213
Federal Home Loan Mortgage
4.25%, 7/15/09	300	297
Federal Home Loan Mortgage
4.875%, 3/15/07	580	580
Federal Home Loan Mortgage
5.125%, 2/27/09	85	85
Federal Home Loan Mortgage
5.125%, 7/15/12	215	218
Federal Home Loan Mortgage
6.25%, 7/15/32	135	157
Federal National Mortgage Assn.
4.875%, 12/15/16	90	90
Federal National Mortgage Assn.
6.625%, 11/15/10	270	286
Federal National Mortgage Assn.
7.125%, 6/15/10	515	551
		2,477
U.S. Treasury Obligations 6.4%
U.S. Treasury Bonds
4.75%, 2/15/37	120	121
U.S. Treasury Bonds
6.125%, 8/15/29	375	445
U.S. Treasury Bonds
6.25%, 8/15/23	310	361
U.S. Treasury Bonds
8.50%, 2/15/20 (6)	270	368
U.S. Treasury Inflation-Indexed Notes
2.00%, 7/15/14	407	402
U.S. Treasury Inflation-Indexed Notes
2.50%, 7/15/16	380	390
U.S. Treasury Inflation-Indexed Notes
4.25%, 1/15/10	414	439
U.S. Treasury Notes
4.125%, 5/15/15	35	34
U.S. Treasury Notes
4.25%, 11/15/14	120	118
U.S. Treasury Notes
4.75%, 5/15/14	120	122
		2,800
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $5,296)		5,277

FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 12.6%
Owned No Guarantee 0.4%
Pemex Project Funding Master Trust
5.75%, 12/15/15	60	59
Swedish Export Credit
5.125%, 3/1/17	90	91
Total Owned No Guarantee		150
Sovereign 1.2%
Government of Jamaica
10.625%, 6/20/17	115	142
Republic of Italy
5.25%, 9/20/16	100	102
Republic of Serbia, VR
3.75%, 11/1/24	150	142
Republic of South Africa
6.50%, 6/2/14	75	79
United Mexican States
6.375%, 1/16/13	70	74
Total Sovereign		539
Treasuries 11.0%
Brazil Notas Do Tesouro Nacional
9.763%, 8/15/10 (BRL)	125	91
Brazil Notas do Tesouro Nacional
10.00%, 1/1/10 (BRL)	450	202
Brazil Notas Do Tesouro Nacional
10.00%, 1/1/14 (BRL)	900	384
Bundesobligation
4.50%, 8/17/07 (EUR)	295	391
Government of Egypt, Zero Coupon, 4/3/07 (EGP)	575	100
Government of Germany
6.00%, 7/4/07 (EUR)	200	267
Government of Japan
1.00%, 6/10/16 (JPY)	45,225	375
Government of Malaysia
6.90%, 3/15/07 (MYR)	534	153
Malaysia, Zero Coupon, 6/29/07 (MYR)	530	150
Malaysia, Zero Coupon, 7/6/07 (MYR)	60	17
Malaysia, Zero Coupon, 7/13/07 (MYR)	480	135
Republic of Argentina, VR
2.79%, 12/31/33 (ARS)	900	426
Republic of Poland
5.00%, 10/24/13 (PLN)	1,825	613
Republic of Turkey
14.00%, 1/19/11 (TRY)	660	411
Republic of Turkey
20.00%, 10/17/07 (TRY)	170	121
United Mexican States
8.00%, 12/19/13 (MXN)	5,525	497
United Mexican States
9.00%, 12/22/11 (MXN)	5,050	473
Total Treasuries		4,806
Total Foreign Government Obligations & Municipalities (Cost $5,413)		5,495
MUNICIPAL SECURITIES 0.1%
New York 0.1%
New York City Housing Dev. Corp.,
6.42%, 11/1/27	35	37
Total Municipal Securities (Cost $35)		37
BOND MUTUAL FUNDS 3.1%
T. Rowe Price Institutional High Yield Fund, 7.09% (2)(4)	129	1,339
Total Bond Mutual Funds (Cost $1,348)		1,339

PURCHASED OPTIONS 0.0%
Japanese Yen Futures Contracts, Call, 5/4/07 @ 85.00¥(5)	-	18
Total Purchased Options (Cost $9)		18
SHORT-TERM INVESTMENTS 3.2%
Money Market Funds 3.2%
T. Rowe Price Reserve Investment Fund, 5.37% (3)(4)	1,397	1,397
Total Short-Term Investments (Cost $1,397)		1,397
Total Investments in Securities
99.9% of Net Assets (Cost $43,432)		$ 43,580

†	Denominated in U.S. dollars unless otherwise noted
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to $1,364 and represents
3.1% of net assets.
(2)	SEC Yield
(3)	Seven-day yield
(4)	Affiliated company - see Note 4
(5)	Non-income producing
(6)	All or a portion of this security is pledged to cover margin requirements on futures contracts at February 28, 2007.
(7)	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
ARM	Adjustable Rate Mortgage
ARS	Argentine Peso
BRL	Brazilian Real
CMO	Collateralized Mortgage Obligation
EGP	Egyptian Pound
EUR	Euro
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
PTC	Pass-Through Certificate
RUB	Russian Ruble
TBA	To Be Announced purchase commitment; TBAs totaled $302 (0.7% of net assets) at period end; see Note 2
TRY	Turkish Lira
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end

SWAPS 0.0%

Credit Default Swaps 0.0%

Barclays Capital, Protection Bought
(Relevant Credit: Portugal Telecom, 3.75%, 3/26/12)
Receive 1.16%, Receive upon credit default, 3/20/12 (EUR)	(50)	(1)

Goldman Sachs, Protection Sold
(Relevant Credit: Residential Capital Corp., 6.50%, 4/17/13)
Pay 1.41%, Pay upon credit default, 3/20/12	35	0

Goldman Sachs, Protection Sold
(Relevant Credit: Residential Capital Corp., 6.375% 6/30/10)
Pay 1.70%, Pay upon credit default, 3/20/12	21	0

Total Swaps
(Cost $-)		(1)

Open Forward Currency Exchange Contracts at February 28, 2007 were as follows:
(Amounts in 000s)

						Unrealized
Counterparty	Settlement	Receive		Deliver		Gain (Loss)
JPMorgan Chase	3/16/07	USD	377	JPY	45,000	$(5)
JPMorgan Chase	5/14/07	USD	144	MXN	1,580	3
JPMorgan Chase	4/9/07	USD	391	TRY	581	(14)
JPMorgan Chase	4/9/07	USD	99	TRY	148	(4)
State Street Bank	3/7/07	USD	403	BRL	880	(14)
State Street Bank	3/7/07	USD	200	BRL	435	(5)
State Street Bank	5/14/07	USD	20	MXN	220	0
State Street Bank	4/24/07	RUB	6,000	USD	226	4
ABN Amro	5/2/07	RUB	6,000	USD	227	3
ABN Amro	5/2/07	RUB	5,700	USD	217	1
UBS Securities	3/7/07	MYR	1,500	USD	424	4
ABN Amro	3/28/07	USD	179	PLN	530	0
ABN Amro	4/2/07	USD	535	MXN	6,000	(2)

Net unrealized gain (loss) on open
forward currency exchange contracts						$(29)

Open Futures Contracts at February 28, 2007 were as follows:
($ 000s)

		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 8 Government of Canada ten year
contracts, $3 par of 8.50% U.S. Treasury
Bonds pledged as initial margin	6/07	$779	$(2)
Short, 5 Government of Japan ten year
mini contracts, $4 par of 8.50% U.S.
Treasury Bonds pledged as initial margin	3/07	(570)	(3)
Long, 12 U.S. Treasury five year contracts,
$5 par of 8.50% U.S. Treasury Bonds
pledged as initial margin	6/07	1,270	4
Short, 4 U.S. Treasury ten year contracts,
$3 par of 8.50% U.S. Treasury Bonds
pledged as initial margin	6/07	(434)	2

Net payments (receipts) of variation
margin to date			(4)
Variation margin receivable (payable)
on open futures contracts			$(3)

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Institutional Core Plus Fund
Unaudited	February 28, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional Income Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Core Plus Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to maximize total return through income and capital appreciation.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Options on futures contracts are valued at the last sale price. Financial futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swap agreements are valued at prices furnished by dealers who make markets in such securities.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets, or issued by governments of emerging market countries or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Forward Currency Exchange Contracts

The fund may invest in forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values, interest rates and currency values.

Options

The fund may invest in call and put options on futures contracts that give the holder the right to purchase or sell, respectively, a particular futures contract at a specified price on or until a certain date. Risks arise from possible illiquidity of the options market and from movements in underlying futures prices. Options are reflected in the accompanying Portfolio of Investments at market value.

Swaps

The fund may invest in credit default swaps under which it buys or sells protection against a defined-issuer credit event. Upon a defined-issuer credit event, the fund is required to either deliver the notional amount of the contract in cash and take delivery of the relevant credit or deliver cash approximately equal to the notional amount of the contract less market value of the relevant credit at the time of the credit event. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from changes in creditworthiness of the relevant underlying issuer.

TBA Purchase Commitments

The fund may enter into to be announced (TBA) purchase commitments, pursuant to which it agrees to purchase mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for that security. With TBA transactions, the particular securities to be delivered are not identified at trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted "good delivery" standards. The fund generally enters into TBAs with the intention of taking possession of the underlying mortgage securities. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBAs.

Dollar Rolls

The fund may enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously purchases a similar, but not identical, TBA with the same issuer, rate, and terms. The fund may execute a "roll" to obtain better underlying mortgage securities or to enhance returns. The fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, but may close a contract prior to settlement or "roll" settlement to a later date if deemed in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales.

NOTE 3 - FEDERAL INCOME TAXES

At February 28, 2007, the cost of investments for federal income tax purposes was $43,432,000. Net unrealized gain aggregated $119,000 at period-end, of which $634,000 related to appreciated investments and $515,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the nine months ended February 28, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $57,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at February 28, 2007, and May 31, 2006, was $1,397,000 and $1,276,000, respectively.

The fund may invest in the T. Rowe Price Institutional High Yield Fund, Inc. (High Yield Fund) as a means of gaining efficient and cost-effective exposure to the high-yield bond markets. The High Yield Fund is an open-end management investment company managed by Price Associates, and an affiliate of the fund. The High Yield Fund pays an annual all-inclusive management and administrative fee to Price Associates equal to 0.50% of average daily net assets. To ensure that Institutional Core Plus Fund does not incur duplicate fees for its assets invested in the High Yield Fund, Price Associates has agreed to reduce its management fee to the fund. During the nine months ended February 28, 2007, purchases and sales of the High Yield Fund were $659,000 and $0, respectively. Investment income during the period was $64,000. At February 28, 2007, and May 31, 2006, the value of shares of High Yield Fund held were $1,339,000 and $653,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional Income Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	April 23, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	April 23, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	April 23, 2007